John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 99.0%		$126,286,799
(Cost $72,502,442)
Communication services 6.8%		8,707,392
Diversified telecommunication services 1.1%
Verizon Communications, Inc.	32,259	1,366,169
Entertainment 1.0%
Netflix, Inc. (A)	2,261	1,275,453
Interactive media and services 4.7%
Alphabet, Inc., Class A (A)	43,296	6,065,770
Consumer discretionary 8.9%		11,318,494
Automobile components 1.0%
Aptiv PLC (A)	15,089	1,227,188
Hotels, restaurants and leisure 1.4%
Chipotle Mexican Grill, Inc. (A)	514	1,238,108
Starbucks Corp.	5,996	557,808
Specialty retail 4.3%
The Home Depot, Inc.	4,410	1,556,554
The TJX Companies, Inc.	29,327	2,783,426
Tractor Supply Company	5,060	1,136,476
Textiles, apparel and luxury goods 2.2%
Lululemon Athletica, Inc. (A)	4,007	1,818,457
NIKE, Inc., Class B	9,854	1,000,477
Consumer staples 8.2%		10,450,437
Consumer staples distribution and retail 5.1%
Costco Wholesale Corp.	5,082	3,531,380
Sysco Corp.	18,581	1,503,760
Target Corp.	10,611	1,475,778
Food products 0.7%
McCormick & Company, Inc.	13,777	939,040
Household products 1.1%
The Procter & Gamble Company	8,551	1,343,704
Personal care products 1.3%
Unilever PLC, ADR	34,027	1,656,775
Financials 11.5%		14,657,803
Banks 1.9%
Bank of America Corp.	43,273	1,471,715
The PNC Financial Services Group, Inc.	5,955	900,456
Capital markets 1.1%
LPL Financial Holdings, Inc.	5,820	1,392,086
Financial services 3.9%
Mastercard, Inc., Class A	6,783	3,047,127
Visa, Inc., Class A	6,963	1,902,709
Insurance 4.6%
Aflac, Inc.	19,969	1,684,185
The Progressive Corp.	11,261	2,007,273
The Travelers Companies, Inc.	10,656	2,252,252
Health care 14.3%		18,298,827
Health care equipment and supplies 1.9%
Becton, Dickinson and Company	3,000	716,430
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Stryker Corp.	5,260	$1,764,625
Health care providers and services 4.1%
Elevance Health, Inc.	5,395	2,662,109
UnitedHealth Group, Inc.	5,082	2,600,661
Life sciences tools and services 2.7%
IQVIA Holdings, Inc. (A)	4,723	983,470
Thermo Fisher Scientific, Inc.	2,754	1,484,351
West Pharmaceutical Services, Inc.	2,664	993,752
Pharmaceuticals 5.6%
AstraZeneca PLC, ADR	27,446	1,829,001
Merck & Company, Inc.	28,274	3,414,934
Novo Nordisk A/S, ADR	16,119	1,849,494
Industrials 10.6%		13,516,722
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	8,664	1,229,422
Building products 1.5%
Trane Technologies PLC	7,701	1,941,037
Commercial services and supplies 1.5%
Waste Management, Inc.	10,097	1,874,306
Construction and engineering 0.8%
Quanta Services, Inc.	5,239	1,016,628
Electrical equipment 2.4%
Eaton Corp. PLC	9,604	2,363,352
Rockwell Automation, Inc.	2,865	725,647
Ground transportation 1.4%
JB Hunt Transport Services, Inc.	9,178	1,844,594
Machinery 0.5%
Deere & Company	1,521	598,635
Professional services 1.0%
Verisk Analytics, Inc.	5,194	1,254,507
Trading companies and distributors 0.5%
Ferguson PLC	3,559	668,594
Information technology 31.4%		40,116,786
IT services 2.0%
Accenture PLC, Class A	7,164	2,606,836
Semiconductors and semiconductor equipment 9.2%
ASML Holding NV, NYRS	2,597	2,258,923
First Solar, Inc. (A)	8,507	1,244,574
Intel Corp.	22,991	990,452
NVIDIA Corp.	8,776	5,399,610
NXP Semiconductors NV	8,932	1,880,811
Software 14.5%
Adobe, Inc. (A)	3,940	2,434,053
Microsoft Corp.	26,506	10,538,255
Palo Alto Networks, Inc. (A)	9,403	3,183,010
ServiceNow, Inc. (A)	3,089	2,364,321
Technology hardware, storage and peripherals 5.7%
Apple, Inc.	39,132	7,215,941
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials 2.5%		$3,119,094
Chemicals 2.5%
Ecolab, Inc.	8,328	1,650,776
Linde PLC	3,627	1,468,318
Real estate 4.2%		5,318,306
Industrial REITs 0.9%
Prologis, Inc.	8,708	1,103,217
Residential REITs 0.7%
AvalonBay Communities, Inc.	4,959	887,711
Specialized REITs 2.6%
American Tower Corp.	10,836	2,120,063
Equinix, Inc.	1,455	1,207,315
Utilities 0.6%		782,938
Water utilities 0.6%
American Water Works Company, Inc.	6,313	782,938

	Yield (%)	Shares	Value
Short-term investments 2.5%			$3,189,804
(Cost $3,189,804)
Short-term funds 2.5%			3,189,804
Federated Government Obligations Fund, Institutional Class	5.2100(B)	3,189,804	3,189,804

Total investments (Cost $75,692,246) 101.5%	$129,476,603
Other assets and liabilities, net (1.5%)	(1,884,304)
Total net assets 100.0%	$127,592,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following country composition as a percentage of net assets on 1-31-24:
United States	86.1%
Ireland	4.5%
United Kingdom	3.3%
Netherlands	3.2%
Denmark	1.5%
Canada	1.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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